Selected Statements Of Income Data (Financial Income And Other, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Statements Of Income Data [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities	$ 4,230	$ 8,357	$ 8,889
Gain on forward contracts		9,902
Realized gain on marketable securities	2,095	1,124	1,435
Interest	2,616	3,154	1,787
Foreign currency translation	1,717	1,725	927
Financial income, net	10,658	24,262	13,038
Realized loss on marketable securities	(495)	(333)	(238)
Interest	(103)	(165)	(46)
Foreign currency translation	(2,368)	(11,872)	(2,109)
Other	(954)	(1,109)	(1,306)
Financial expenses, net	(3,920)	(13,479)	(3,699)
Other income (expenses), net	1,530	(162)	(154)
Financial income and other, net	$ 8,268	$ 10,621	$ 9,185